Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,970,105)	$ (10,978,791)	$ (6,726,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision of expected credit loss	2,742,620	525,289	470,265
Write-down of inventories	115,849	156,453	99,761
Depreciation and amortization	177,938	250,625	120,041
Amortization of operating lease right-of-use assets	342,992	334,128	410,042
Provision/(reversal on provision) of refund liabilities	1,547	(1,065)	2,334
Gain/(loss) from early termination of an operating lease	4,107		(35,845)
Unrealized loss of foreign exchange	111,621	657,504	177,533
Gain from disposal of property and other equipment	(320,716)	(227,797)
Gain on fair value change of derivative liability	(2,481,099)
Accounts receivable	(4,978,637)	(2,727,412)	(87,617)
Inventories	1,679,859	(850,886)	1,746,905
Advances to suppliers	1,498,233	(869,836)	(554,897)
Prepaid expenses and other current assets	(146,833)	93,338	(286,670)
Amount due from related parties	(952,469)	12,552	(150,360)
Other non-current assets		71,431	(99,125)
Accounts payable	1,037,972	212,272	642,152
Accrued expenses and other current liabilities	(1,480,689)	377,122	325,636
Amount due to related parties	2,963,874	7,840,500	1,250,249
Advances from customers	(295,486)	(123,561)	(1,521,442)
Operating lease liabilities	(405,497)	(299,143)	(493,976)
Net cash used in operating activities	(6,354,919)	(5,547,277)	(4,711,703)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(154,969)	(119,292)	(1,995,847)
Disposal of property and other equipment	2,427,025	1,781,754
Receipt of deposit for disposal transaction of a building		63,545
Net cash (used in)/provided by investing activities	2,272,056	1,726,007	(1,995,847)
CASH FLOWS FORM FINANCING ACTIVITIES
Capital injection			2,369,099
Payment to related parties for equity transfer of operating subsidiaries		(5,389,467)
Proceeds from related parties	5,887,375	12,318,641	5,134,247
Proceeds from short term borrowings	3,458,369
Proceeds from long-term borrowings			782,917
Repayments of long-term borrowings	(531,027)	(1,033,697)	(350,690)
Payment of deferred offering costs	(26,369)
Repayments of loans from related parties	(6,119,288)	(2,173,372)	(851,187)
Proceeds from exercise of OET	238,817
Cash inflow from reverse recapitalization	256,775
Net cash provided by financing activities	3,164,652	3,722,105	7,084,386
Effect of exchange rate changes	69,717	(221,946)	(9,176)
Net change in cash	(848,494)	(321,111)	367,660
Cash beginning of the year	2,646,635	2,967,746	2,600,086
Cash end of the year	1,798,141	2,646,635	2,967,746
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid	94,325	46	2,834
Interest expense paid	3,339	20,908	51,148
Cash paid for operating leases	382,277	386,370	552,534
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Additions of operating lease right-of-use assets in exchange of operating lease liabilities	715,386	19,986	565,415
Disposal of operating lease right-of-use assets in exchange of operating lease liabilities	(302,558)		(430,592)
Deferred offering costs paid by related parties in the current period	1,524,770	1,051,425
Unpaid deferred offering costs incurred in the current period	$ 84,291